Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2024
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	15 years
Vehicles | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Vehicles | Maximum [Maximum]
Property, Plant and Equipment [Line Items]
Useful life	6 years
Tools, furniture and fixtures | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Tools, furniture and fixtures | Maximum [Maximum]
Property, Plant and Equipment [Line Items]
Useful life	13 years